Principal changes in the scope of consolidation in 2019 and 2018 (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations 1 [Abstract]
Summary of Changes in Equity Interest Held
Changes in the equity interest held by Sanofi in Regeneron during 2019 and 2018 are set forth below:

(€ million)	2019	2018
Carrying amount(a)	3,342	3,055
Equity interest	21.2%	21.7%
Acquisitions of shares	—	—
Disposals of shares(b)	33	24
(a) See Note D.6.
(b) Disposals of shares in connection with the funding of R&D activities relating to Libtayo®, Dupixent® and REGN3500 (SAR440340) (see Note C.1.).

Summary of purchase price allocation	The provisional purchase price allocation, as presented in the table below, led to the recognition of goodwill of €913 million:

(€ million)	Fair value at acquisition date
Intangible assets other than goodwill	2,534
Other current and non-current assets and liabilities	(38)
Cash and cash equivalents	186
Net deferred tax position	(437)
Net assets of Principia	2,245
Goodwill	913
Purchase price	3,158
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €930 million:

(€ million)	Fair value at acquisition date
Intangible assets other than goodwill	1,549
Other current and non-current assets and liabilities	36
Net deferred tax position	(269)
Net assets of Synthorx	1,316
Goodwill	930
Purchase price	2,246
The final purchase price allocation resulted in the recognition of goodwill amounting to €2,676 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	8,113
Inventories	145
Cash and cash equivalents	422
Other current and non-current assets and liabilities	16
True North Therapeutics contingent consideration liability	(226)
Net deferred tax position	(1,792)
Net assets of Bioverativ	6,678
Goodwill	2,676
Purchase price	9,354
The final purchase price allocation resulted in the recognition of goodwill amounting to €1,360 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	131
Net deferred tax position	(261)
Net assets of Ablynx	2,537
Goodwill	1,360
Purchase price	3,897

Summary of Assets and Liabilities Divested
An analysis of the assets and liabilities divested is set forth below:

(€ million)	September 30, 2018
Assets
Property, plant and equipment	120
Goodwill	913
Other intangible assets	75
Other non-current assets	1
Deferred tax assets	83
Inventories	129
Accounts receivable	107
Other current assets	40
Cash and cash equivalents	122
Total assets of the divested European Generics business	1,590
Liabilities
Non-current provisions and other non-current liabilities	27
Deferred tax liabilities	14
Accounts payable	91
Other current liabilities	216
Short-term debt and current portion of long-term debt	46
Total liabilities of the divested European Generics business	394